Derivative Financial Instruments - Collateral Held and Pledged (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Collateral held:
Cash (obligation to return cash collateral is recorded in short-term borrowings)	$ 687	$ 1,423
Securities at fair value - on-balance sheet securitization derivatives (not recorded in financial statements)	629	613
Total collateral held	1,316	2,036
Derivative asset at fair value including accrued interest	1,878	2,570
Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	777	973
Total collateral pledged	777	973
Derivative liability at fair value including accrued interest and premium receivable	$ 948	$ 1,204